Offerings - Offering: 1	Feb. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	14,403,729
Proposed Maximum Offering Price per Unit	10.56
Maximum Aggregate Offering Price	$ 152,103,378.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,287.02
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the Registrant’s 2021 Omnibus Incentive Plan (the “Plan”) as a result of any stock dividend, stock split, recapitalization, or other similar transaction.

Represents shares of the Registrant’s common stock added to the Plan, effective as of January 1, 2025, pursuant to the evergreen increase provision of the Plan.

Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s common stock as quoted on the Nasdaq Global Select Market on February 3, 2025.